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                                              Rule 497(j)
                                              Reg. No. 33-65966

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Government Securities Equity Trust Series 6 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                  GOVERNMENT SECURITIES EQUITY TRUST
                                  SERIES 6
                                  (Registrant)

                                  By:  Prudential Securities
                                       Incorporated

                                       Kenneth Swankie
                                       Senior Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549